SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS (Tables)	6 Months Ended
Jun. 30, 2022
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Schedule of stock options and warrants outstanding

		Exercise	Year of
	ADSs (1)	Price	maturity
Warrants held by 2020 noteholders	29,388	$49.75	2027
Exchange warrants held by Investor	99,074	$49.75	2026
Warrants held by former Cellect warrant holders	8,820	$137.50	2024
Series A warrant held by Investor (2)(4)	533,274	$49.75	2027
Series B warrant held by Investor (2)(3)(4)	191,174	$49.75	2024
Series C warrant held by Investor (2)	191,174	$49.75	2024
Total	1,052,904
1)	See Note 17 for subsequent amendment
2)	Equity-classified warrants issued effective as of March 13, 2022 pursuant to the Primary Financing requirements.
3)	The Series B Warrant provides for alternate cashless exercise pursuant to which the Investor has the sole option as elected by the Investor to receive 1.0 ADS for each warrant share being exercised in such cashless exercise
4)	As of June 30, 2022, the Company expected to issue additional Series A and Series B Warrants, each to purchase 191,173 ADSs to the Investor upon exercise of the Series C Warrant, which are included in the totals in the table above. See Note 17 for subsequent amendment.

The warrants outstanding as of the financial statement filing date are set out below, exercisable into ADSs:

		Exercise	Year of
	ADSs	Price	maturity
Warrants held by 2020 noteholders	3,216	$0	2027
Warrants held by former Cellect warrant holders	8,820	$137.5	2024
Common Warrants issued in the Offering	3,360,000	$5.00	2027
Total	3,372,036

Summary of warrant activities

	ADSs	Weighted
	Underlying	Average
	Warrants	Exercise Price
Outstanding at December 31, 2020	—	—
Granted	128,463	$49.75
Assumed as part of Merger	8,820	137.50
Outstanding at December 31, 2021	137,283	$55.39
Granted	1,257,721	49.75
Exercised – cashless	(342,100)	—
Outstanding at June 30, 2022	1,052,904	$50.49